Trade and Other Payables	12 Months Ended
Mar. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables
31)	TRADE AND OTHER PAYABLES

	As at March 31
Particulars	2021	2022
Trade payables	23,812	33,518
Accrued expenses	29,769	29,309
Total	53,581	62,827

The Group's exposure to currency and liquidity risk related to trade and other payables is disclosed in note 5 and 35.